Condensed Statements of Changes In Stockholders' Equity (Parenthetical) - shares	3 Months Ended	8 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
Predecessor Company
Sale of private placement warrants to sponsor	7,333,333	7,333,333